Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net income (loss)	$ (788)	$ (305)
Other income	(2)
Depletion, depreciation, impairment and accretion	913	411
Loss (gain) on dispositions	1	(3)
Provisions	(9)	(6)
Financing	7
Share-based compensation	5	7
Unrealized risk management loss (gain)	9	(59)
Unrealized foreign exchange loss (gain)	(6)
Restructuring		8
Other	3
Decommissioning expenditures	(14)	(9)
Onerous office lease settlements	(2)	(13)
Change in non-cash working capital	(40)	68
Cash flows from (used in) operating activities	77	99
Investing activities
Capital expenditures	(103)	(168)
Property dispositions, net	11	13
Change in non-cash working capital	(9)	(6)
Cash flows from (used in) investing activities	(101)	(161)
Financing activities
Lease receivable receipts	9
Lease liabilities settlements	(30)
Increase in long-term debt	62	84
Repayments of senior notes	(17)	(32)
Realized foreign exchange loss on repayments	3	8
Cash flows from (used in) financing activities	27	60
Change in cash and cash equivalents	3	(2)
Cash and cash equivalents, beginning of year		$ 2
Cash and cash equivalents, end of year	$ 3